Discontinued Operations - Summary of Net Income From Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues (note 21)	$ 3,317	$ 4,904	$ 24,633
Expenses
Cost of sales and other production expenses (note 8)	2,033	2,763	25,707
Research and development expenses (note 22a)	56,826	75,114	84,858
Administration, selling and marketing expenses (note 22a)	38,552	45,283	29,448
Loss (gain) on foreign exchange		1,311
Finance costs (note 22b)	8,982	14,056	22,041
Net loss from continuing operations before taxes	(122,338)	(234,461)	(259,465)
Income tax expense (recovery):
Current	(136)	(348)	(5,822)
Deferred	(65)	111	(13,815)
Net income from discontinued operations	$ 3,380	27,471	1,932
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues (note 21)		22,499	22,741
Expenses
Cost of sales and other production expenses (note 8)		11,347	12,295
Research and development expenses (note 22a)		5,926	6,808
Administration, selling and marketing expenses (note 22a)		3,387	2,084
Loss (gain) on foreign exchange		(64)	(15)
Finance costs (note 22b)		737	19
Net loss from continuing operations before taxes		1,166	1,550
Income tax expense (recovery):
Current		65	(382)
Deferred		(24)
Total income tax expense (recovery)		41	(382)
Net income from discontinued operations		$ 1,125	$ 1,932